Supplement dated September 3, 2019
to the Prospectus, as supplemented, and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Global Strategic Equity Fund	June 1, 2019
Effective September 27, 2019 (the Effective Date), the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for the above-mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Melda Mergen, CFA, CAIA	Senior Portfolio Manager, Managing Director and Deputy Global Head of Equities	Co-Portfolio Manager	2016
William Davies	Chief Investment Officer and Head of Global Equities, EMEA, and Global Head of Equities at Columbia Threadneedle Investments	Co-Portfolio Manager	September 2019
On the Effective Date, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Melda Mergen, CFA, CAIA	Senior Portfolio Manager, Managing Director and Deputy Global Head of Equities	Co-Portfolio Manager	2016
William Davies	Chief Investment Officer and Head of Global Equities, EMEA, and Global Head of Equities at Columbia Threadneedle Investments	Co-Portfolio Manager	September 2019
Ms. Mergen joined one of the Columbia Management legacy firms or acquired business lines in 1999. Ms. Mergen began her investment career in 1999 and earned a B.A. from Bogazici University and an M.B.A. from the University of Massachusetts at Amherst.
Mr. Davies joined Threadneedle, a Participating Affiliate, in 1994. Prior to assuming his current roles, Mr. Davies was Head of European Equities. Mr. Davies began his investment career in 1984 and earned a B.A (Hons) in Economics from Exeter University.
Shareholders should retain this Supplement for future reference.
SUP181_01_006_(09/19)